Convertible Redeemable Preferred Shares - Preferred Shares activities (Details) ¥ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 808,601		¥ 588,541		¥ 808,601
Balance at the beginning of the year (in shares) | shares		548,774,240			548,774,240	548,774,240
Issuance of Preferred Shares				¥ 100,000	$ 39,999,999	¥ 169,750
Issuance of Preferred Shares (in shares) | shares			65,427,000	65,427,000
Accretions of Preferred Shares to redemption value				¥ 120,060		¥ 449,130
Re-designation of Series A-1 into Series B-3 preferred shares		¥ (26,787)
Re-designation of Series A-1 into Series B-3 preferred shares (in shares) | shares					26,787,000	26,787,000
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares		41,196				¥ 41,196
Re-designation of ordinary shares into Series B-3 preferred shares (in shares) | shares					17,215,818	17,215,818
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares		35,822				¥ 35,822
Re-designation of ordinary shares into Series B-4 preferred shares (in shares) | shares					11,643,239	11,643,239
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares		309,984				¥ 309,984
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares					95,792,703	95,792,703
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares		36,977				¥ 36,977
Re-designation of ordinary shares into Series C-2 preferred shares (in shares) | shares					12,545,000	12,545,000
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (1,878,247)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(725,970,999)	(725,970,999)
Balance at end of year				¥ 808,601
Balance at the end of the year (in shares) | shares			548,774,240	548,774,240
Series A-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 681		¥ 681		¥ 681
Balance at the beginning of the year (in shares) | shares	65,307,000	62,273,127	62,273,127	62,273,127	62,273,127	62,273,127
Re-designation of Series A-1 into Series B-3 preferred shares						¥ (110)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares						¥ (41,233)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares					13,061,328	13,061,328
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (41,804)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(65,307,000)	(65,307,000)
Balance at end of year				¥ 681
Balance at the end of the year (in shares) | shares			62,273,127	62,273,127	10,027,455	10,027,455
Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 13,500		¥ 12,169		¥ 13,500
Balance at the beginning of the year (in shares) | shares	101,261,000	81,008,717	81,008,717	81,008,717	81,008,717	81,008,717
Accretions of Preferred Shares to redemption value				¥ 1,331
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares						¥ (63,994)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares					20,252,283	20,252,283
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (77,494)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(101,261,000)	(101,261,000)
Balance at end of year				¥ 13,500
Balance at the end of the year (in shares) | shares			81,008,717	81,008,717
Series B-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 388,145		¥ 296,857		¥ 388,145
Balance at the beginning of the year (in shares) | shares	250,302,000	200,241,529	200,241,529	200,241,529	200,241,529	200,241,529
Accretions of Preferred Shares to redemption value				¥ 91,288		¥ 363,100
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares						¥ (163,340)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares					50,060,471	50,060,471
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (914,585)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(250,302,000)	(250,302,000)
Balance at end of year				¥ 388,145
Balance at the end of the year (in shares) | shares			200,241,529	200,241,529
Series B-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 45,000		¥ 45,000		¥ 45,000
Balance at the beginning of the year (in shares) | shares	14,593,000	11,674,379	11,674,379	11,674,379	11,674,379	11,674,379
Accretions of Preferred Shares to redemption value						¥ 1,722
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares						¥ (10,044)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares					2,918,621	2,918,621
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (53,322)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(14,593,000)	(14,593,000)
Balance at end of year				¥ 45,000
Balance at the end of the year (in shares) | shares			11,674,379	11,674,379
Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 48,016		¥ 45,000		¥ 48,016
Balance at the beginning of the year (in shares) | shares	56,105,000	19,361,727	19,361,727	19,361,727	19,361,727	19,361,727
Accretions of Preferred Shares to redemption value				¥ 3,016		¥ 57,521
Re-designation of Series A-1 into Series B-3 preferred shares						26,897
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares						¥ 41,196
Re-designation of ordinary shares into Series B-3 preferred shares (in shares) | shares					17,215,818	17,215,818
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares						¥ (31,373)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares) | shares					9,500,000	9,500,000
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (205,003)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(56,105,000)	(56,105,000)
Balance at end of year				¥ 48,016
Balance at the end of the year (in shares) | shares			19,361,727	19,361,727	10,027,455	10,027,455
Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 36,000		¥ 36,000		¥ 36,000
Balance at the beginning of the year (in shares) | shares	20,982,000	9,338,761	9,338,761	9,338,761	9,338,761	9,338,761
Accretions of Preferred Shares to redemption value						¥ 4,845
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares						¥ (35,822)
Re-designation of ordinary shares into Series B-4 preferred shares (in shares) | shares					11,643,239	11,643,239
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (76,667)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(20,982,000)	(20,982,000)
Balance at end of year				¥ 36,000
Balance at the end of the year (in shares) | shares			9,338,761	9,338,761
Series C-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year		¥ 277,259	$ 99,449,000	¥ 152,834		¥ 277,259
Balance at the beginning of the year (in shares) | shares	164,876,000	164,876,000			164,876,000	164,876,000
Issuance of Preferred Shares				¥ 100,000
Issuance of Preferred Shares (in shares) | shares			65,427,000	65,427,000
Accretions of Preferred Shares to redemption value				¥ 24,425		¥ 23,534
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (300,793)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(164,876,000)	(164,876,000)
Balance at end of year				¥ 277,259
Balance at the end of the year (in shares) | shares			164,876,000	164,876,000
Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares						¥ (36,977)
Re-designation of ordinary shares into Series C-2 preferred shares (in shares) | shares					12,545,000	12,545,000
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (36,977)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(12,545,000)	(12,545,000)
Series D Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance of Preferred Shares						¥ 169,750
Issuance of Preferred Shares (in shares) | shares	39,999,999				39,999,999	39,999,999
Accretions of Preferred Shares to redemption value						¥ 1,852
Conversion and re-designation of Pre-IPO Preferred Shares						¥ (171,602)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares) | shares					(39,999,999)	(39,999,999)